SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of variable interest entities

Percentage
	Date of	Place of	of
Name of the Subsidiaries Owned by VIEs	Incorporation	Incorporation	Ownership
Mingdajiahe (Tianjin) Co., Ltd. Suzhou Branch	October 13, 2017	Suzhou, China	N/A
Mingdajiahe (Tianjin) Co., Ltd. Chengdu Branch	June 24, 2019	Chengdu, China	N/A

			Percentage
	Date of	Place of	of
Name of the Deconsolidated Subsidiaries Owned by VIEs	Incorporation	Incorporation	Ownership
Tianjin Mingdajiahe Real Estate Co., Ltd. Yangzhou Branch	October 18, 2017	Yangzhou, China	N/A
Xishe (Tianjin) Business Management Co., Ltd.	October 20, 2017	Tianjin, China	100%
Xishe (Tianjin) Culture and Media Co., Ltd.	July 25, 2018	Tianjin, China	100%
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.	March 9, 2018	Tianjin, China	51%

Schedule of estimated useful life of fixed assets

Classification	Estimated Useful Life
Buildings	50 years
Building fixtures and furniture	4 to 10 years
Office Equipment and Fixtures	3 to 5 years
Software	2 or 10 years
Vehicles	4 or 5 years

Schedule of basic and diluted loss per share

	December 31,	December 31,
	2022	2021
Numerator for earnings per share:
Net loss attributable to the Company’s ordinary shareholders	$(2,154,084)	$(2,245,718)
Denominator for basic and diluted earnings per share:
Basic and weighted average ordinary shares	11,675,216	11,675,216
Per share amount
Per share – basic and diluted	$(0.18)	$(0.19)

Schedule of foreign currency translation

	December 31,	December 31,	December 31,
1 US$ = RMB	2022	2021	2020

At end of the period – RMB	6.8987	6.3524	6.5378
Average rate for the period ended – RMB	6.7347	6.4491	6.9003

1 US$ = GBP
At end of the period – GBP	0.8315	0.7419	—
Average rate for the period ended – GBP	0.8121	0.7327	—